Business combination (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Summary of fair value of the identifiable assets acquired and liabilities assumed
The fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date is as follows:

(in millions of Won)	April 1, 2022
Assets
Cash and cash equivalents	￦	39,967
Trade accounts, notes receivable and other receivables, net		21,455
Inventories		12,693
Other current assets		3,054

Total current assets		77,169

Other long-term financial assets		1,257
Property, plant and equipment, net		244,058
Intangible assets, net		1,011,517

Total non-current assets		1,256,832

Total assets	￦	1,334,001

Liabilities
Trade accounts and notes payable	￦	78,027
Short-term borrowings		71,959
Other short-term financial liabilities		14,471
Provisions		343
Other current liabilities		21,544

Total current liabilities		186,344

Other payables		181,913
Long-term borrowings		68,034
Other long-term financial liabilities		1,553
Other non-current liabilities		70,982
Long-term provisions		24,115

Total non-current liabilities		346,597

Total liabilities	￦	532,941

Net assets		801,060

Share acquisition ratio (%)		100

Net assets acquired		801,060

Consideration paid		801,060